     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997

                                                              File Nos. 2-81691
                                                                    and 811-2303

                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                            FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
   Post-Effective Amendment No.   22                          [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  19                                           [X]


                          KEYSTONE PRECIOUS METALS HOLDINGS, INC.
                (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (617) 210-3200

               Dorothy E. Bourassa, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on April 28, 1997.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                             Proposed      Proposed
Title of                     Maximum       Maximum
Securities     Amount        Offering      Aggregate       Amount of
Being          Being         Price         Offering        Registration
Registered     Registered    Per Unit*     Price**         Fee
-------------------------------------------------------------------------------
Shares of
$1.00 Par      1,602,790     $20.02        $32,087,856     $-
Value
-------------------------------------------------------------------------------
*Computed under Rule 457(d) on the basis of the offering price per share at the close of business on April 25, 1997.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 26,171,322 shares of the Fund were redeemed during its fiscal year ended February 28, 1997. Of such shares, 24,568,532 were used for a reduction pursuant to Rule 24f-2(c). The total amount of shares being used for a reduction in this filing is 1,602,790.

                      KEYSTONE PRECIOUS METALS HOLDINGS, INC.
                                   CONTENTS OF
            POST-EFFECTIVE AMENDMENT NO. 22 to REGISTRATION STATEMENT


         This Post-Effective Amendment No. 22 to Registration Statement
             No. 2-81691/811-2303 consists of the following pages,
                      items of information, and documents.

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

                 PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                                    Exhibits

                              Financial Statements

            PART C - OTHER INFORMATION - ITEMS 25-32-SIGNATURE PAGES

                           Number of Security Holders

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                          KEYSTONE PRECIOUS METALS HOLDINGS, INC.

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A           Prospectus Caption


    1               Cover Page

    2               Expense Information

    3               Financial Highlights
                    Performance Data

    4               Additional Investment Information
                    Cover Page
                    The Fund
                    Investment Objective and Policies
                    Investment Restrictions
                    Risk Factors

    5               Additional Information
                    Fund Management and Expenses

    5A              Not applicable

    6               Dividends and Taxes
                    The Fund
                    Fund Shares
                    Shareholder Services

    7               Distribution Plan
                    How to Buy Shares
                    Pricing Shares
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

                          KEYSTONE PRECIOUS METALS HOLDINGS, INC.

Cross-Reference Sheet continued.


Items in
Part B of
Form N-1A           Statement of Additional Information Caption


    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Restrictions
                    Appendix

    14              Directors and Officers

    15              Additional Information

    16              Investment Adviser
                    Subadministrator
                    Consultant
                    Principal Underwriter
                    Distribution Plan
                    Service Providers
                    Expenses

    17              Brokerage

    18              The Fund


    19              Sales Charge
                    Valuation of Securities
                    Distribution Plan
                    Additional Information

    20              Not Applicable

    21              Principal Underwriter
                    Expenses

    22              Standardized Total Return and Yield Quotations

    23              Financial Statements

                     KEYSTONE PRECIOUS METALS HOLDINGS, INC.


                                     PART A

                                   PROSPECTUS

PROSPECTUS                                                        APRIL 30, 1997

                    KEYSTONE PRECIOUS METALS HOLDINGS, INC.
             200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                         CALL TOLL FREE 1-800-343-2898

  Keystone Precious Metals Holdings, Inc. (the "Fund") is a mutual fund that seeks long-term capital appreciation while protecting the purchasing power of shareholders' capital. Obtaining current income is a secondary objective.

  The Fund invests primarily in common stocks of established companies directly or indirectly engaged in mining, processing or dealing in gold or other precious metals and minerals.

  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. With certain exceptions, the Fund may impose a deferred sales charge, which declines from 4.00% to 1.00%, if you redeem your shares within four years of purchase.

  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated April 30, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS



                                                    Page





Expense Information.............................     2
Financial Highlights............................     3
The Fund........................................     4
Investment Objectives and Policies..............     4
Investment Restrictions.........................     5
Risk Factors....................................     6
Pricing Shares..................................     7
Dividends and Taxes.............................     7
Fund Management and Expenses....................     9
Distribution Plan...............................    11
How to Buy Shares...............................    13
How to Redeem Shares............................    15
Shareholder Services............................    16
Performance Data................................    18
Fund Shares.....................................    19
Additional Information..........................    19
Additional Investment Information...............   (i)


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION
                    KEYSTONE PRECIOUS METALS HOLDINGS, INC.

     The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."

SHAREHOLDER TRANSACTION EXPENSES
       Deferred Sales Charge(1)............................................................................    4.00%
       (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)
ANNUAL FUND OPERATING EXPENSES(2)
(as a percentage of average net assets)
       Management Fee......................................................................................    0.69%
       12b-1 Fees(3).......................................................................................    1.00%
       Other Expenses......................................................................................    0.64%
       Total Fund Operating Expenses.......................................................................    2.33%

                                                                            1 Year    3 Years    5 Years    10 Years
EXAMPLE(4)
You would pay the following expenses on a $1,000 investment, assuming (1)
a 5% annual return and (2) redemption at the end of each period:.........    $ 64       $93       $ 125       $267
You would pay the following expenses on the same investment, assuming no
redemption:..............................................................    $ 24       $73       $ 125       $267

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
(1) The deferred sales charge declines from 4.00% to 1.00% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.
(2) Expense ratios above are for the Fund's fiscal year ended February 28, 1997. Total Fund Operating Expenses includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of Total Fund Operating Expenses to average net assets would have been 2.31%.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules adopted by the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution Plan."
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS
                    KEYSTONE PRECIOUS METALS HOLDINGS, INC.
                 (For a share outstanding throughout each year)

     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                      YEAR ENDED (C)
                             FEB. 28,   FEB. 29,   FEB. 28,   FEB. 28,   FEB. 28,   FEB. 29,   FEB. 28,   FEB. 28,   FEB. 28,
                               1997       1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE, BEGINNING
  OF YEAR..................  $  26.35   $  19.30   $  25.09   $  14.38   $  15.37   $  14.22   $  19.15   $  16.82   $  15.50
Income from investment
  operations:
Net investment income
  (loss)...................     (0.26)     (0.25)     (0.13)     (0.17)     (0.12)     (0.02)       -0-       0.06       0.05
Net gains (losses) on
  securities...............     (1.16)      7.30      (5.54)     10.88      (0.76)      1.30      (4.61)      2.27       1.59
Total from investment
  operations...............     (1.42)      7.05      (5.67)     10.71      (0.88)      1.28      (4.61)      2.33       1.64
Less distributions:
Dividends from net
  investment income........       -0-        -0-      (0.12)       -0-        -0-        -0-      (0.06)       -0-      (0.12)
Distributions in excess of
  net investment income....       -0-        -0-        -0-        -0-      (0.11)     (0.13)     (0.26)       -0-        -0-
Distributions from realized
  capital gains............     (0.99)       -0-        -0-        -0-        -0-        -0-        -0-        -0-      (0.20)
Total distributions........     (0.99)      0.00      (0.12)      0.00      (0.11)     (0.13)     (0.32)      0.00      (0.32)
NET ASSET VALUE, END OF
  YEAR.....................  $  23.94   $  26.35   $  19.30   $  25.09   $  14.38   $  15.37   $  14.22   $  19.15   $  16.82
TOTAL RETURN (a)...........    (5.16%)    36.53%    (22.70%)    74.48%     (5.74%)     9.07%    (24.37%)    13.85%     10.64%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
Total expenses.............     2.33%(b)    2.28%(b)    2.33%    2.34%      2.83%      2.70%      2.76%      2.20%      1.68%
Net investment income
  (loss)...................    (1.08%)    (1.08%)    (0.54%)    (0.75%)    (0.86%)    (0.14%)    (0.02%)     0.32%      0.28%
Portfolio turnover rate....       41%        39%        75%        73%        58%        53%        68%        95%        82%
Average commission rate
  paid.....................  $0.01636        n/a        n/a        n/a        n/a        n/a        n/a        n/a        n/a
Net assets, end of year
  (thousands)..............  $190,108   $217,270   $171,193   $200,489   $114,364   $131,356   $150,200   $195,837   $222,079

                            YEAR ENDED
                             FEB. 29,
                               1988
NET ASSET VALUE, BEGINNING
  OF YEAR..................  $  17.31
Income from investment
  operations:
Net investment income
  (loss)...................     (0.01)
Net gains (losses) on
  securities...............     (0.17)
Total from investment
  operations...............     (0.18)
Less distributions:
Dividends from net
  investment income........     (0.41)
Distributions in excess of
  net investment income....       -0-
Distributions from realized
  capital gains............     (1.22)
Total distributions........     (1.63)
NET ASSET VALUE, END OF
  YEAR.....................  $  15.50
TOTAL RETURN (A)...........    (2.86%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
Total expenses.............     1.84%
Net investment income
  (loss)...................    (0.05%)
Portfolio turnover rate....       62%
Average commission rate
  paid.....................       n/a
Net assets, end of year
  (thousands)..............  $222,646

(a) Excluding applicable sales charges.
(b) The ratio of operating and management expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.31% and 2.26% for the years ended February 28, 1997 and February 29, 1996, respectively.
(c) Calculation based on average shares outstanding.

THE FUND

  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was incorporated in Delaware in 1972 and began operating in 1974. In 1984, the Fund became a member of the Keystone Family of Funds. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES
  The Fund's primary investment objective is to provide shareholders with long-term capital appreciation and with protection of the purchasing power of their capital. Obtaining current income is a secondary objective.

  The investment objective of the Fund is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act) which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS AND INVESTMENT POLICIES
  Under normal circumstances, the Fund pursues its objectives by investing at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold or other precious metals and minerals, such as silver, platinum, palladium and diamonds. A company will be considered to be engaged in a business or activity if at least 50% of the company's assets, revenues or profits are derived from that business or activity.

  Currently, the Fund also has a nonfundamental policy, which may be changed without shareholder approval, of investing a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, the principal location of the known free-world gold ore reserves. The Fund generally makes such investments by purchasing American Depositary Receipts, which are negotiable certificates issued by a U.S. bank representing the right to receive securities of a foreign issuer deposited in that bank or a foreign correspondent bank.

  While the Fund does not invest directly in precious metals and minerals, it may invest up to 25% of its total assets in common or preferred stock of wholly-owned subsidiaries that make such investments. Investments in metals and minerals do not generate yields, but a subsidiary may realize capital gains from the sale of metals and minerals and pay dividends to the Fund from such gains. Precious Metals (Bermuda) Ltd. is the Fund's only subsidiary at present.

OTHER ELIGIBLE INVESTMENTS
  When market conditions warrant, the Fund may adopt a defensive position to preserve shareholders' capital by investing up to 100% of its assets in cash, cash equivalents and United States ("U.S.") government securities and repurchase agreements. When a Fund invests for defensive purposes, it seeks to limit loss of principal and is not pursuing its investment objective.

  The Fund may also enter into reverse repurchase agreements and firm commitment agreements for securities and currencies; write covered call options and purchase call options to close out existing positions and employ new investment techniques involving such options; enter into currency and other financial futures contracts and engage in related options transactions for hedging purposes and not for speculation; employ new investment techniques with respect to such futures contracts and related options; invest in obligations denominated in foreign currencies; and invest in warrants. The Fund will supplement this prospectus as appropriate in the event that the employment of such techniques is determined to constitute a material change in investment policy for the Fund.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including at this time, (1) treating as illiquid securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Directors has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Directors will consider what action, if any, is appropriate.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus as well as the statement of additional information.

INVESTMENT RESTRICTIONS

  The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the approval of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information.

  Generally, the Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities and its instrumentalities and securities of one or more domestic or foreign wholly owned subsidiaries) except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow money, except that the Fund may borrow money from banks for emergency or extraordinary purposes in aggregate amounts up to 5% of its net assets, or enter into reverse repurchase agreements.

  The Fund "concentrates" (within the meaning of the 1940 Act) its assets in securities related to mining, processing or dealing in gold or other precious metals and minerals referred to above, which means that at least 25% of its assets will be invested in the securities of these industries.

  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Directors of the Fund were to determine such action to be in the best interest of the Fund and its shareholders. Furthermore, the Directors will not authorize implementation of this policy so as long as the Fund's shares are registered for sale in Germany, and

German law prohibits such investment. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

RISK FACTORS

  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  The Fund is best suited to patient investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund which is aggressive and has the potential for high returns. The Fund involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income as a primary objective.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks, including risks of investing in foreign securities and derivatives, attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  By itself, the Fund does not constitute a balanced investment plan. You should take into account your own investment objectives as well as your other investments when considering an investment in the Fund.

  FUND RISKS. The profits of the companies in which the Fund invests, and ultimately the value of the Fund's securities, are directly affected by the price of gold and other precious metals and minerals. The price of gold and other precious metals and minerals, in turn, is subject to substantial short-term volatility caused by various conditions, including: monetary and political developments within a particular country and among various countries, such as currency devaluations or revaluations and exchange controls; economic and social conditions such as industrial and commercial demand, and investment and speculation; and trade restrictions between countries. Since a significant portion of the world's gold ore reserves are located in South Africa, the political, social and economic conditions there can affect local and other gold and gold-related companies.

  A need for cash due to large liquidations from the Fund when the prices of portfolio securities are declining could result in losses to the Fund.

  Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

  FOREIGN RISK. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

  Investing in securities of issuers in emerging market countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging market countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging market countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation on investments. The Fund may also incur costs when it shifts assets from one country to another.

OTHER CONSIDERATIONS
  Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in securities of precious metals companies.

PRICING SHARES

  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day on which the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  All investments, other than short-term investments, are valued at market value or, where market quotations are not readily available, at fair value and, in the case of the Fund's investment in any subsidiary, using the equity method of accounting which approximates fair value as determined in good faith by the Fund's Board of Directors. See "Valuation of Securities" in the Fund's statement of additional information.

  The Fund values short-term investments as follows:

  (1) short-term investments purchased with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

  (2) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value; and

  (3) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market and, in any case, reflects fair value as determined by the Fund's Board of Directors.

DIVIDENDS AND TAXES

  The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  Any taxable dividend declared in October, November, or December to shareholders of record in such months, and paid by the following January 31, will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared.

  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund generally will make distributions from its net investment income on or about the 15th day of April and October each year, and from its net capital gains, if any, at least annually.

  Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income, and net long-term gains distributions are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains distributions received. Dividends and distributions may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

  If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax or to treat his share of the foreign tax withheld as an itemized deduction from his gross income. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.

FUND MANAGEMENT AND EXPENSES

FUND MANAGEMENT
  Under Delaware law, the Fund's Board of Directors has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Directors, Keystone provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  First Union Keystone is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of December 31, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996 belonging to a wide range of clients, including the Evergreen Keystone Funds.

  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, and provides all necessary office space, facilities and equipment.

  The Advisory Agreement provides that, for its services to the Fund, the Fund pays Keystone a fee for its services at the annual rate of:

                                      AGGREGATE NET
                                     ASSET VALUE OF
FEE                                    FUND SHARES
3/4 of 1% of the first             $100,000,000, plus
5/8 of 1% of the next              $100,000,000, plus
1/2 of 1% of amounts over          $200,000,000.

  The fee is somewhat higher than fees paid by non-gold funds because of the higher costs involved in managing a portfolio of predominantly international securities. The fee is reduced, however, by the amount of any compensation Keystone receives from the Fund's subsidiary.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Directors or by vote of shareholders of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Fund's Independent Directors (Directors who are not "interested persons" of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone, or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as defined in the 1940 Act.

CONSULTANT
  Since August 1, 1995, Harbor Capital Management Company, Inc. ("Harbor Capital"), located at 125 High Street, Boston, Massachusetts 02110, has served as a consultant to Keystone with respect to the Fund and its subsidiary pursuant to a Consultant Agreement. In accordance with the terms of the Consultant Agreement, Harbor Capital provides Keystone with monthly reports discussing the world's gold bullion markets and gold stock markets, and advice regarding economic factors and trends in the precious metals sectors.

  For its services, Harbor Capital receives from Keystone a fee at the annual rate of 0.10% of the Fund's average daily net assets. The Fund has no responsibility to pay Harbor Capital's fee.

  The Consultant Agreement provides that it will continue for a period of two years from August 1, 1995 and thereafter from year to year if the parties thereto agree. The Consultant Agreement may be terminated by either party, without penalty, on 60 days' written notice to the other party. Neither party may assign the Consultant Agreement without the consent of the other party.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. ("EKD"), a subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is the Fund's principal underwriter (the "Principal Underwriter"). EKD replaced Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 West 55th Street, New York, New York 10019.

SUB-ADMINISTRATOR

  BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                           AGGREGATE AVERAGE DAILY NET
                             ASSETS OF MUTUAL FUNDS
                         ADMINISTERED BY BISYS FOR WHICH
                         ANY AFFILIATE OF FUNB SERVES AS
SUB-ADMINISTRATOR FEE          INVESTMENT ADVISER
      0.0100%                on the first $7 billion
      0.0075%                on the next $3 billion
      0.0050%                on the next $15 billion
                             on assets in excess of $25
      0.0040%                      billion

  The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.

PORTFOLIO MANAGER
  John Madden has been the Fund's Portfolio Manager since 1995 and is a Keystone Vice President and Senior Portfolio Manager. Prior to joining Keystone in 1994, Mr. Madden was an Investment Analyst at Pioneer Funds, Boston, Massachusetts. He has over 29 years of investment experience.

FUND EXPENSES
  The Fund pays all of its expenses. In addition to the investment management and distribution plan fees discussed herein, the principal expenses that the Fund is expected to pay include, but are not limited to: fees and expenses of its Independent Directors; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; fees of legal counsel to the Fund and its Independent Directors; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. The Fund also pays its brokerage commissions, interest charges, and taxes. For the fiscal year ended February 28, 1997, the Fund paid expenses, including indirectly paid expenses, equal to 2.33% of its average net assets.

  During the fiscal year ended February 28, 1997, the Fund paid or accrued management fees of $1,322,411 to Keystone, which represented 0.69% of the Fund's average daily net assets. Keystone paid or accrued a fee of $191,863 to Harbor Capital Management Company, Inc., which serves as a consultant to the Fund.

  For the fiscal year ended February 28, 1997, the Fund paid or accrued $805,132 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC"), for services rendered as the Fund's transfer and dividend disbursing agent, and $25,605 to Keystone for certain accounting services. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116.

SECURITIES TRANSACTIONS
  Under policies established by the Fund's Board of Directors, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealers. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, EKD or their affiliates. The Fund may pay higher commissions to broker-dealers which provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended February 28, 1997 and February 29, 1996 were 41% and 39%, respectively. For further information about brokerage and distributions, see the statement of additional information.

CODE OF ETHICS
  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

DISTRIBUTION PLAN

  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00% of the aggregate average daily net asset value of the Fund's shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to EKD or its predecessor) remaining unpaid from time to time.

  Payments under the Distribution Plan are currently made to EKD and its predecessor (which may reallow all or part to others, such as broker-dealers),
(1) as commissions for Fund shares sold, (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to EKD and its predecessor in the aggregate may not exceed the annual limitations referred to above.

  EKD generally reallows to broker-dealers or others commissions in accordance with the following schedule:

                                     PRINCIPAL UNDERWRITER
                                          PAYS SELLING
AMOUNT OF SALE                           BROKER-DEALERS
Less than $100,000                           4.00%
$100,000-$249,999                            2.00%
$250,000-$499,999                            1.00%
Over $500,000                                0.50%

  EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

  The financing of payments made by EKD to compensate broker-dealers or others for distributing shares of the Fund will be provided by FUNB or its affiliates.

  If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers or others in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse EKD or its predecessor for Advances, EKD and its predecessor intend to seek full payment for such Advances from the Fund (together with interest at the rate of prime plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS, the predecessor to EKD, currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Directors authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

  As of February 28, 1997, the maximum uncollected amounts for which EKD or EKIS, the predecessor to EKD, may seek payment from the Fund under its Distribution Plan was $12,902,884 (6.79% of the Fund's net asset value).

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Directors quarterly. The Independent Directors may require or approve changes in the operation of the Distribution Plan, and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. Unless limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

  The Distribution Plan may be terminated at any time by vote of the Independent Directors, or by vote of a majority of the outstanding voting shares of the Fund.

  If the Distribution Plan is terminated, EKD will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Directors and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to broker-dealers, EKD may, at its own expense, periodically sponsor programs that offer additional compensation in connection with sales of Fund shares. Participation in such programs may be available to all broker-dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of shares. EKD and EKIS, in connection with the services they provide, may also provide additional compensation, including financial assistance, to broker-dealers for preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers, including, from time to time, First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  EKD may also pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments allowed to broker-dealers for the sale of such shares as described above.

  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling or distributing the shares of registered open-end investment companies such as the Fund. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Directors will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

HOW TO BUY SHARES

  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with EKD, banks, other financial intermediaries or directly through EKD.

  In addition, you may purchase Fund shares by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds before sending in a completed account application. Subsequent investments in the Fund's shares in any amount may be made by check, wiring federal funds, or an electronic funds transfer ("EFT").

  The Fund's shares are sold at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000, except for purchases by participants in certain retirement plans for which the minimum is waived and investments under the Systematic Investment Plan where the minimum investment amount is $25. There is no minimum for subsequent purchases.

CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, the Fund may charge a CDSC as follows:

During the calendar year of purchase..........   4.00%
During the first calendar year after the year
  of purchase.................................   3.00%
During the second calendar year after the year
  of purchase.................................   2.00%
During the third calendar year after the year
  of purchase.................................   1.00%
Thereafter....................................   0.00%

  If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. CDSCs are, to the extent permitted by the NASD, paid to EKD or its predecessor.

  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No CDSC is imposed on amounts derived from (1) increases in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  In determining whether a CDSC is payable and, if so, the percentage charge applicable, it is assumed that shares held the longest are the first to be redeemed. No CDSC is payable on permitted exchanges of shares between funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of purchase of the shares being acquired by exchange is assumed to be the date the shares being tendered for exchange were originally purchased.

WAIVER OF DEFERRED SALES CHARGE
  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain Directors, Trustees, officers and employees of the Fund, First Union Keystone, Keystone, EKD and certain of their affiliates; (2) registered representatives of firms with dealer agreements with the Principal Underwriter; and (3) a bank or trust company acting as trustee for a single account. For more details, see the statement of additional information.

HOW TO REDEEM SHARES

  You may redeem (i.e., sell) your shares in the Fund for cash, (at their net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

REDEEMING SHARES THROUGH YOUR FINANCIAL INTERMEDIARY
  The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE
  Send a signed letter of instruction or stock power form to the Fund, c/o EKSC, the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

  Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, EKSC, nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. Neither the Fund, EKSC, nor EKD will be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

GENERAL
  The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

SHAREHOLDER SERVICES

  Details on all shareholder services may be obtained by writing to EKSC or calling toll free 1-800-343-2898. As of May 5, 1997 the following shareholder services will be available.

EVERGREEN KEYSTONE EXPRESS LINE
  The Evergreen Keystone Express Line offers you specific fund account information, price, and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of any other fund in the Keystone Classic Fund Family, on the basis of their respective net asset values by calling toll free 1-800-343-2898 or by writing Evergreen Keystone Service Company at Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of any of the funds in the Keystone Classic Fund Family. In order to exchange fund shares for shares of Keystone Precious Metals Holdings, a shareholder must have held such fund shares for a period of at least six months. There is no fee for exchanges. If the shares being tendered for exchange have been held for less than four years and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange, upon notice to shareholders pursuant to applicable law.

  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. Eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. Eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter.

  The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange, upon notice to shareholders pursuant to applicable law.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

SYSTEMATIC INVESTMENT PLAN
  With a Systematic Investment Plan, you can automatically transfer as little as $25 from your bank account to the Evergreen Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate a Systematic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.

TELEPHONE INVESTMENT PLAN
  You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

SYSTEMATIC WITHDRAWAL PLAN
  When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 and may be as much as 1.00% per month or 3.00% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

Excessive withdrawals may decrease or deplete the value of your account.

AUTOMATIC REINVESTMENT PLAN
  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any Evergreen Keystone fund shares you own automatically invested to purchase shares of any other Evergreen Keystone fund. You may select this service on your application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested.

RETIREMENT PLANS
  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); SIMPIEs; 403(b)(7) Plans (TSAs); 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Pension and Target Benefit Plans and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

OTHER SERVICES
  Under certain circumstances shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

PERFORMANCE DATA

  From time to time, the Fund may advertise "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the CDSC is reflected in the applicable years.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. The Fund presently does not intend to advertise current yield.

  The Fund may also include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Ratings Group and Ibbotson Associates or other financial industry publications.

FUND SHARES

  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares.

  Under Delaware law, the Fund is required to hold annual meetings for the election of Directors and other matters.

ADDITIONAL INFORMATION

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System that have at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be credit-worthy. Such persons are required to be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Directors has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements. The Fund currently does not intend to invest more than 10% of its assets in repurchase agreements.

                                      (i)

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities, having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to maintain such value. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Fund may invest in securities principally traded in securities markets outside the U.S. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularily emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the U.S.).

"WHEN ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS
  The Fund may purchase securities and currencies on a when issued and delayed delivery basis and may purchase or sell securities and currencies on a forward commitment basis. When issued and delayed delivery transactions arise when securities or currencies are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by the Fund to purchase or sell securities or currencies at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio

                                      (ii)
securities or currencies consistent with its investment objectives and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

DERIVATIVES
  The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

(Bullet) MARKET RISK -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

(Bullet) MANAGEMENT RISK -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to

                                     (iii)
         monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

(Bullet) CREDIT RISK -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

(Bullet) LIQUIDITY RISK -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

(Bullet) LEVERAGE RISK -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

(Bullet) OTHER RISKS -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly

                                      (iv)
greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  The Fund currently does not intend to invest more than 5% of its assets in options transactions.

  OPTIONS TRADING MARKETS. Options which the Fund will trade generally are listed on the London Stock Exchange or a national securities exchange. National exchanges on which such options currently are traded are the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but rather traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the Securities and Exchange Commission is of the view that the premiums which the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies pertaining to illiquid assets and securities.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into

                                      (v)
such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone

                                      (vi)
will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

  The Fund currently does not intend to invest more than 5% of its assets in futures transactions.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

                                     (vii)

                                KEYSTONE CLASSIC
                                  FUND FAMILY
                            (diamond appears here)
                            Quality Bond Fund (B-1)
                          Diversified Bond Fund (B-2)
                          High Income Bond Fund (B-4)
                              Balanced Fund (K-1)
                          Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                           Mid-Cap Growth Fund (S-3)
                         Small Company Growth Fund (S-4)
                            International Fund Inc.
                            Precious Metals Holdings
                                 Tax Free Fund
                                  Liquid Trust

                                    KEYSTONE
                              (box appears here)
                                PRECIOUS METALS
                                 HOLDINGS, INC.


(Evergreen Keystone Funds Logo appears on left side)

(Evergreen Keystone Funds Logo appears on right side)

   Evergreen Keystone Distributor, Inc.
   125 W. 55th Street
   New York, New York 10019
(recycle logo appears here)
KPMH-P 6/96
12M

                                 PROSPECTUS AND
                                  APPLICATION

                     KEYSTONE PRECIOUS METALS HOLDINGS, INC.


                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                     KEYSTONE PRECIOUS METALS HOLDINGS, INC.

                                 APRIL 30, 1997


         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Precious Metals Holdings, Inc. (the "Fund") dated April 30, 1997, as supplemented from time to time. You may obtain a copy of the prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer.




                                TABLE OF CONTENTS


                                                                           Page

         The Fund............................................................2
         Service Providers...................................................2
         Investment Restrictions.............................................3
         Distributions and Taxes.............................................6
         Valuation of Securities.............................................7
         Brokerage...........................................................8
         Sales Charge........................................................9
         Distribution Plan..................................................11
         Directors and Officers.............................................12
         Investment Adviser.................................................16
         Consultant.........................................................17
         Principal Underwriter..............................................18
         Sub-administrator..................................................19
         Expenses...........................................................19
         Standardized Total Return and
           Yield Quotations.................................................20
         Financial Statements...............................................21
         Additional Information.............................................21
         Appendix..........................................................A-1

--------------------------------------------------------------------------------

                                    THE FUND

--------------------------------------------------------------------------------

         The Fund's primary investment objective is to provide shareholders with long-term capital appreciation and with protection of the purchasing power of their capital. Obtaining current income is a secondary objective. Keystone Investment Management Company ("Keystone") serves as the Fund's investment adviser.

         Certain information about the Fund is contained in its prospectus. This statement of additional information ("SAI") provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

SERVICE                                        PROVIDER
-----------------------------------------      -----------------------------------------------------------------------
Investment  adviser (referred to               Keystone  Investment  Management  Company,  200
Berkeley  in  this  SAI  as  "Keystone")       Street,  Boston,  Massachusetts  02116 (Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First
                                               Union Keystone"), also located at 200 Berkeley Street,
                                               Boston, Massachusetts 02116)

Principal underwriter (referred                Evergreen Keystone Distributor, Inc. (formerly Evergreen
to in this SAI as "EKD")                       Funds Distributor, Inc.), 125 W. 55th Street, New York,
                                               New York 10019

Marketing services agent and                   Evergreen Keystone Investment Services, Inc. (formerly
predecessor to EKD (referred to                Keystone Investment Distributors Company), 200 Berkeley
in this SAI as "EKIS")                         Street, Boston, Massachusetts 02116

Sub-administrator (referred to in              The BISYS Group, Inc., or an affiliate, 3435 Stelzer Road,
this SAI as "BISYS")                           Columbus, Ohio 43219

Transfer and dividend disbursing               Evergreen Keystone Service Company (formerly Keystone
agent (referred to in this SAI as              Investor Resource Center, Inc.), 200 Berkeley Street,
"EKSC")                                        Boston, Massachusetts 02116 (EKSC is a wholly-owned
                                               subsidiary of Keystone)

Independent auditors                           KPMG Peat Marwick LLP, 99 High Street, Boston,
                                               Massachusetts 02110, Certified Public Accountants

Custodian                                      State Street Bank and Trust Company, 225 Franklin Street,
                                               Boston, Massachusetts 02110


--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without the vote of a majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

         The Fund may not do the following:

         (1) issue any senior securities;

         (2) sell securities short, unless at the time it owns an equal amount of such securities or, by virtue of ownership of convertible or exchangeable securities, it has the right to obtain through conversion or exchange of such other securities an amount equal to the securities sold short, in which case the Fund will retain such securities as long as it is in a short position;

         (3) purchase or sell securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchased and sold securities;

         (4) invest in oil and gas interests, puts, calls, straddles, spreads and options, except that the Fund may write covered call options traded on the London Stock Exchange, a national securities exchange or the over-the-counter market and purchase call options to close out previously written call options; this restriction shall not apply to the extent the investments of one or more domestic or foreign wholly-owned subsidiaries in metals or minerals contracts might be considered options;

         (5) borrow money, except that the Fund may (a) borrow money from banks for emergency or extraordinary purposes in aggregate amounts up to 5% of its net assets and (b) enter into reverse repurchase agreements;

         (6) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities of the type referred to in subparagraph (12) below, the Fund may be deemed to be an underwriter under certain U.S. securities laws;

         (7) invest more than 5% of its total assets taken at market value in the securities of any one issuer, not including securities of the U.S. government and its instrumentalities and the securities of one or more domestic or foreign wholly-owned subsidiaries;

         (8) purchase or sell real estate or interests therein or real estate mortgages, provided that the foregoing shall not prevent the Fund from purchasing or selling (a) readily marketable securities which are secured by interests in real estate and (b) readily marketable securities of companies which deal in real estate, including real estate investment trusts;

         (9) purchase or sell commodities or commodity contracts, except that the Fund may invest in the securities of one or more domestic or foreign wholly-owned subsidiaries which deal in precious metals and minerals and contracts relating thereto subject to the limitation that no such investment may be made if at the time thereof the fair value of all such investments exceeds, or by virtue of such investment would exceed, an amount equal to 25% of the then market value of the Fund's total assets, and except also that the Fund may engage in currency or other financial futures and related options transactions;

         (10) make loans to other persons, except through the investment of up to 25% of the total assets of the Fund in one or more domestic or foreign wholly-owned subsidiaries; for the purposes of this restriction, the purchase of a portion of an issue of bonds, notes, debentures or other obligations distributed publicly, whether or not the purchase is made upon the original issuance of such securities, will not be deemed to be the making of a loan;

         (11) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets;

         (12) invest more than 15% of its net assets in securities for which market quotations are not readily available, or in repurchase agreements maturing in more than seven days; except that this restriction shall not apply to the Fund's investments in one or more domestic or foreign wholly-owned subsidiaries, and except also that the Fund may write covered call options traded on the over-the-counter market and purchase call options to close out existing positions;

         (13) invest more than 5% of the value of the Fund's total assets in the securities of any issuers which have a record of less than three years continuous operation, including the similar operations of predecessors or parents, or equity securities of issuers which are not readily marketable, except that this restriction shall not apply to the Fund's investments in one or more domestic or foreign wholly-owned subsidiaries;

         (14) purchase the securities of any other investment company, except that it may make such a purchase (a) in the open market involving no commission or profit to a sponsor or dealer, other than the customary broker's commission, and (b) as part of a merger, consolidation or acquisition of assets; provided that immediately after any such purchase (a) not more than 10% of the Fund's total assets would be invested in such securities and (b) not more than 3% of the voting stock of such company would be owned by the Fund;

         (15) purchase or retain the securities of any issuer if the Treasurer of the Fund has knowledge that those officers and/or Directors of the Fund or its investment adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

         (16)  invest in  companies  for the  purpose of  exercising  control or
management,   except  for  one  or  more   domestic   or  foreign   wholly-owned
subsidiaries; or

         (17) acquire, directly or indirectly, more than 10% of the voting securities of any issuer other than one or more domestic or foreign wholly-owned subsidiaries.

         For purposes of Investment Restriction (1) the definition of senior securities is deemed not to include the borrowings described in Investment Restriction (5) and reverse repurchase agreements.

         The Fund's purchase of securities of other investment companies, as described in Investment Restriction (14), results in the layering of expenses, such that shareholders indirectly bear a proportionate share of the expenses of those investment companies, including operating costs, investment advisory and administrative fees.

         As a matter of practice, the Fund treats reverse repurchase agreements as borrowings subject to the limitations of the 1940 Act. For further information about reverse repurchase agreements, see the section on "Additional Investment Information" in the Fund's prospectus. Also, as a matter of practice, the Fund does not pledge its assets except in the course of portfolio trading.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         Additional restrictions adopted by the Fund, which may be changed by the Fund's Board of Directors and which are more restrictive than the fundamental restrictions adopted by the Fund's shareholders, provide that (1) the Fund shall not purchase the securities of any other investment company, including unit investment trusts; (2) assets of the Fund may not be pledged or otherwise encumbered nor transferred or assigned for the purpose of securing a debt, except in the course of portfolio trading; and (3) the Fund may not borrow money, except that it may borrow from banks on a temporary basis to facilitate the redemption of shares or for extraordinary purposes and with the consent of the Fund's custodian bank with respect to the conditions of the loan.

         If a percentage limit is satisfied at the time of investment, a later increase or decrease resulting from a change in value of a security or a decrease in Fund assets is not a violation of the limit.

         The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its assets in common stocks of companies that are engaged in, or receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold, gold bullion or other precious metals and minerals such as silver, platinum, palladium and diamonds. (A company will be considered to be engaged in a business or activity if at least 50% of its assets, reserves or profits are from that business or activity.)

         The Fund invests in securities of South African mining companies only after considering such factors as profitability of operations, adequacy of ore reserves and the prices at which the metals and minerals mined by these companies are selling in the free market.

         When investing in securities of South African companies or other foreign issuers, the Fund may purchase American Depositary Receipts ("ADRs"). ADRs are negotiable certificates issued by a United States ("U.S.") bank representing the right to receive securities of a foreign issuer deposited in that bank or a correspondent bank. While there are variations as to marketability, ADRs representing shares of most of the better known South African gold mining and mining finance companies are characterized by relatively active trading markets. The Fund may purchase the foreign securities directly when it is in its best interests to do so. The Fund will purchase only foreign securities that are listed on recognized domestic or foreign securities exchanges.

         The Fund's normal expectation in purchasing a security is that its anticipated performance level will be reached over the longer rather than shorter term, although the rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. It is anticipated, however, that the Fund's annual portfolio turnover rate, exclusive of investments made in or by any subsidiary, will not exceed 100%. A 100% portfolio turnover rate would occur, for example, if the value of the lesser of cost of purchases or proceeds from sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during such year, excluding in each case short-term securities. The turnover rate may also be affected by cash requirements for redemptions of the Fund's shares. A high turnover rate would result in increased costs to the Fund for brokerage commissions or their equivalent.

         The Fund will not invest directly in precious metals and minerals or contracts relating thereto. Any wholly-owned subsidiary of the Fund, however, may invest in precious metals and minerals, subject to the limitation that no investment in precious metals and minerals may be made by any wholly-owned subsidiary or subsidiaries of the Fund if at the time thereof the market value of all such investments by subsidiaries exceeds, or by virtue of such investment would exceed, an amount equal to 25% of the then market value of the Fund's total assets. In the event that, because of fluctuations in the market value of a subsidiary's investments or in the market value of the Fund's total assets, or other reasons, the Fund's investments in a subsidiary or subsidiaries represent more than 25% of the market value of the Fund's total assets, the Fund will not be required to take any action to reduce such investments, although it will do so when it is in its best interests.

         In making purchases of precious metals and minerals, a wholly-owned subsidiary may utilize contracts that contemplate delivery of the metal or mineral at a future date, provided in each case that it instructs the custodian of its assets to segregate and maintain in a separate account cash or short-term U.S. government securities at least equal to the aggregate contract price less the aggregate margin deposit. A wholly-owned subsidiary may, from time to time, engage in short-term trading in metals and minerals, that is, selling metals and minerals held for a relatively brief period of time, usually less than three months. Short-term trading will be used primarily to preserve capital when a subsidiary anticipates there will be a market decline, or to realize gain after a market increase when a subsidiary anticipates that continued increases are unlikely. A wholly-owned subsidiary will engage in short-term trading only if it believes that the transaction, net of costs, including any commissions, will be in the best interest of the Fund. Whether short-term trading will be advantageous to a subsidiary will depend on its anticipation and evaluation of relevant market factors. A wholly-owned subsidiary will not engage in any activity other than investing in precious metals and minerals, or contracts relating thereto.

         A wholly-owned subsidiary will not incur any obligations for which the Fund may be directly or indirectly liable. The assets of a wholly-owned subsidiary will be held either by the Fund's custodian or by a foreign branch of a major U.S. banking institution.

--------------------------------------------------------------------------------

                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

         The Fund will make distributions to its shareholders of dividends from net investment income and net realized capital gains, if any, annually in shares or, at the option of the shareholder, in cash. (Distributions or ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the ex-dividend day after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks, as appropriate, will be mailed to shareholders within seven days after the Fund pays the distribution. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of how long the shareholder has held Fund shares. If such shares are held less than six months and redeemed at a loss, however, the shareholder will recognize a long- term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         Any capital gains realized by any wholly-owned subsidiary and paid as a dividend by such subsidiary to the Fund will be treated as ordinary income (and not as capital gains) by the Fund and taken into consideration in computing the Fund's net income.

         When the Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined, to the best of the Fund's ability, to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to the Fund's shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of his share of such foreign taxes withheld as a credit against his United States income tax, or to treat his share of the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.

--------------------------------------------------------------------------------

                             VALUATION OF SECURITIES

--------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Investments, including ADRs, are usually valued at the closing sales price or, in the absence of sales and for over-the-counter securities, the mean of bid and asked quotations. Management values the following securities at prices it deems in good faith to be fair: (a) securities for which complete quotations are not readily available; and (b) listed securities if, in the opinion of management, the last sales price does not reflect a current value or if no sale occurred. ADRs, certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. Those securities traded in foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation on investments.

         (2) Short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (3) The Fund's Board of Directors values the following securities at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities if, in the Board's opinion, the last sales price does not reflect a current market value or if no sale occurred; (c) the Fund's investment in any subsidiary; and (d) other assets.


--------------------------------------------------------------------------------

                                    BROKERAGE

--------------------------------------------------------------------------------

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund,

         2.       the efficiency with which the transaction is effected,

         3. the broker's ability to effect the transaction where a large block is involved,

         4. the broker's readiness to execute potentially difficult transactions in the future,

         5.       the financial strength and stability of the broker,

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services"), and

         7. the Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of such services are generally indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund's Board of Directors has determined that the Fund may consider sales of Fund shares as a factor when selecting brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         The Fund expects that purchases and sales of securities will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers, unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD, or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Directors periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Directors may change, modify or eliminate any of the foregoing practices.

--------------------------------------------------------------------------------

                                  SALES CHARGE

--------------------------------------------------------------------------------

         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years after the month in which you purchase the shares. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD or its predecessor.

CALCULATING THE CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the net asset value at time of purchase of such shares. The CDSC is calculated according to the following schedule:

         REDEMPTION TIMING                                        CDSC

         During the calendar year of purchase....................4.00%
         During the first calendar year after the
           year of purchase......................................3.00%
         During the second calendar
           year after the year of purchase.......................2.00%
         During the third calendar year
           after the year of purchase............................1.00%
         Thereafter..............................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund will first redeem shares not subject to a CDSC and will then redeem shares you have held the longest.

         CDSC WAIVERS. The Fund does not impose a CDSC when the amount you are redeeming represents:

         1. an increase in the value of the shares redeemed above the total cost of such shares due to increase in the net asset value per share of the Fund;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares you have held for all or part of more than four consecutive calendar years;

         4. shares that are held in the accounts of a shareholder who has died or become disabled;

         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         8. automatic withdrawals under a Systematic Withdrawal Plan of up to 1% per month of your initial account balance;

         9. withdrawals consisting of loan proceeds to a retirement plan participant;

         10. financial hardship withdrawals made by a retirement plan participant;

         11. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan;

         12. shares purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Keystone Classic Fund and/or any Evergreen Keystone Fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested;

          13. shares purchased by certain Directors, Trustees, officers and employees of the Fund, Keystone, EKD and certain of their affiliates, and to members of the immediate families of such persons; and

          14. shares purchased by registered representatives of firms with dealers agreements with EKD.

         EXCHANGES. The Fund does not charge a CDSC on exchanges of shares between funds in the Keystone Classic Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.

--------------------------------------------------------------------------------

                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear the expenses of distributing their shares if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a distribution plan adopted pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits such annual expenditures to 1.00%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1.00% on unpaid amounts thereof (less any CDSCs paid by shareholders to EKD or EKIS).

         Payments under the Distribution Plan are currently made to EKD (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold; (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specific periods; and (3) as interest. Amounts paid or accrued to EKD and EKIS in the aggregate may not exceed the annual limitation referred to above. EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold. In addition, EKD generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse such Advances, EKD and EKIS, its predecessor, intend to seek full reimbursement for Advances from the Fund (together with interest at the prime rate plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Fund's Independent Directors (Directors who are not interested persons, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or any agreement related thereto) authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Directors quarterly. The Independent Directors may require or approve changes in the implementation or operation of the Distribution Plan, and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Directors, or by vote of a majority of the outstanding shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

         Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of both (1) the Fund's Board of Directors and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

         The Independent Directors of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefitted the Fund.


--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS

--------------------------------------------------------------------------------


         The Directors and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:           Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Professor,  Finance  Department,  George  Washington
                            University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Cre dito Emilano (banking).

LAURENCE B. ASHKIN:         Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee or  Director  of all funds in the  Evergreen
                            Family  of Funds  other  than  Evergreen  Investment
                            Trust;   real  estate   developer  and  construction
                            consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:      Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Investment Counselor to Appleton Partners, Inc.; and
                            former   Managing   Director,   Seaward   Management
                            Corporation (investment advice).

FOSTER BAM:                Director  of the Fund;  Trustee or  Director  of all
                            other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd. (manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:         Chief Executive  Officer of the Fund and each of the
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman  of the  Board  and  Director  of the Fund;
                            Chairman of the Board and Trustee or Director of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman  of  the  Board  and  Trustee  of  Anatolia
                            College;   Trustee  of   University   Hospital  (and
                            Chairman  of  its  Investment   Committee);   former
                            Director  and  Chairman  of the  Board  of  Hartwell
                            Keystone; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:          Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Principal,  Padanaram  Associates,  Inc.; and former
                            Executive Director,  Coalition of Essential Schools,
                            Brown University.

CHARLES F. CHAPIN:          Director  of the Fund;  Trustee or  Director  of all
                            other funds in the Keystone Families of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:             Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee,  Treasurer  and  Chairman  of  the  Finance
                            Committee,  Cambridge College; Chairman Emeritus and
                            Director,  American  Institute  of  Food  and  Wine;
                            Chairman and  President,  Oldways  Preservation  and
                            Exchange Trust  (education);  former Chairman of the
                            Board,  Director, and Executive Vice Presi dent, The
                            London Harness  Company;  former  Managing  Partner,
                            Roscommon  Capital  Corp.;  former  Chief  Executive
                            Officer,   Gifford  Gifts  of  Fine  Foods;   former
                            Chairman,    Gifford,   Drescher   &   Asso   ciates
                            (environmental  consulting);  and  former  Director,
                            Keystone Investments, Inc. and Keystone.

JAMES S. HOWELL:            Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman and Trustee or Director of all the funds in
                            the Evergreen  Family of Funds;  former  Chairman of
                            the Distribution  Foundation for the Carolinas;  and
                            former   Vice   President   of  Lance   Inc.   (food
                            manufacturing).

LEROY KEITH, JR.:           Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman of the Board and Chief  Executive  Officer,
                            Carson Products  Company;  Director of Phoenix Total
                            Return Fund and  Equifax,  Inc.;  Trustee of Phoenix
                            Series Fund, Phoenix  Multi-Portfolio  Fund, and The
                            Phoenix Big Edge Series Fund; and former  President,
                            Morehouse College.

F. RAY KEYSER, JR.:         Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman  and Of  Counsel,  Keyser,  Crowley & Meub,
                            P.C.;  Member,  Governor's (VT) Council of Eco nomic
                            Advisers;   Chairman  of  the  Board  and  Director,
                            Central Vermont Public Service Corporation and Lahey
                            Hitchcock Clinic;  Director,  Vermont Yankee Nuclear
                            Power Corporation,  Grand Trunk  Corporation,  Grand
                            Trunk Western Railroad,  Union Mutual Fire Insurance
                            Company,  New England  Guaranty  Insurance Com pany,
                            Inc., and the Investment Company  Institute;  former
                            Director and  President,  Associated  Industries  of
                            Vermont;   former  Director  of  Keystone,   Central
                            Vermont  Railway,   Inc.,  S.K.I.  Ltd.,  and  Arrow
                            Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL:        Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee  or   Director  of  all  the  funds  in  the
                            Evergreen Family of Funds; and Sales Representative with Nucor-Yamoto, Inc. (steel producer).

THOMAS L. MCVERRY:          Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee  or   Director  of  all  the  funds  in  the
                            Evergreen Family of Funds; former Vice President and
                            Director of Rexham Corporation; and former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT:       Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee  or   Director  of  all  the  funds  in  the
                            Evergreen Family of Funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:        Director  of the Fund;  Trustee or  Director  of all
                            other funds in the Keystone  Families of Funds; Vice
                            Chair  and  former  Executive  Vice  President,  DHR
                            International,  Inc. (executive recruitment); former
                            Senior Vice  President,  Boyden  International  Inc.
                            (executive recruit ment); and Director, Commerce and
                            Industry    Association    of   New   Jersey,    411
                            International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III MD:  Director  of the Fund;  Trustee or  Director  of all
                            other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:        Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Trustee  or   Director  of  all  the  funds  in  the
                            Evergreen Family of Funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:           Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Chairman,  Environmental  Warranty,  Inc. (insurance
                            agency);  Executive  Consultant,  Drake Beam  Morin,
                            Inc.   (executive    outplacement);    Director   of
                            Connecticut   Natural  Gas   Corporation,   Hartford
                            Hospital,  Old State  House  Association,  Middlesex
                            Mutual  Assurance  Company,  and  Enhance  Financial
                            Services,   Inc.;   Chairman,   Board  of  Trustees,
                            Hartford Graduate Center; Trustee,  Greater Hartford
                            YMCA;  former  Director,  Vice  Chairman  and  Chief
                            Investment  Officer,  The  Travelers  Corpora  tion;
                            former Trustee,  Kingswood-Oxford School; and former
                            Managing  Director and  Consultant,  Russell Miller,
                            Inc.

ANDREW J. SIMONS:           Director  of the Fund;  Trustee or  Director  of all
                            other  funds  in the  Keystone  Families  of  Funds;
                            Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky
                            & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College
                            School of Law; and former  President,  Nassau County
                            Bar Association.

JOHN J. PILEGGI:            President and  Treasurer of the Fund;  President and
                            Treasurer   of  all  other  funds  in  the  Keystone
                            Families of Funds; President and Treasurer of all the funds in the Evergreen Family of Funds; Senior
                            Managing  Director,  Furman  Selz  LLC  since  1992;
                            Managing  Director  from  1984 to 1992;  Consultant,
                            BISYS Fund  Services  since 1996;  230 Park  Avenue,
                            Suite 910, New York, NY.

GEORGE O. MARTINEZ:         Secretary of the Fund;  Secretary of all other funds
                            in the Keystone Families of Funds;  Secretary of all
                            of the  funds  in the  Evergreen  Family  of  Funds;
                            Senior Vice President and Director of Administration
                            and Regulatory  Services,  BISYS Fund Services since
                            1995;  Vice  President/Assistant   General  Counsel,
                            Alliance Capital  Management from 1988 to 1995; 3435
                            Stelzer Road, Columbus, Ohio.

* This Director may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         The Fund does not pay any direct remuneration to any officer or Director who is an "affiliated person" of Keystone or any of its affiliates. See "Investment Adviser." During the fiscal year ended February 28, 1997, the unaffiliated Directors received retainers or fees totaling $7,175 from the Fund. For the year December 31, 1996, aggregate compensation received by Independent Trustees on a fund complex wide basis (which includes over 30 mutual funds) was $411,000. As of March 31, 1997, the Directors and officers beneficially owned less than 1.00% of the Fund's then outstanding shares.

         Except as set forth above, the address of all of the Fund's Directors and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Set forth below for each of the Independent Directors receiving in excess of $60,000 for the fiscal period of March 1, 1996 through February 28, 1997 is the aggregate compensation paid to such Independent Directors by the Evergreen Keystone Funds:

                                        Total
                                        Compensation
                                        From
                           Aggregate    Registrant
                           Compensation and Fund
                           from         Complex Paid
Name                       Registrant   To Director
-------------------------  ------------ -------------
James S. Howell            $0           $66,000
Russell A Salton, III M.D. $0           $61,000
Michael S. Scofield        $0           $61,000



--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

--------------------------------------------------------------------------------

INVESTMENT ADVISER

         Subject to the general supervision of the Fund's Board of Directors, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union. Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the First Union Keystone name and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, an indirect wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, Keystone and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $60 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by Keystone, including, but not limited to (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Directors; (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission ("SEC")or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Directors' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Directors of the Fund on matters relating to the Fund; and
(14) charges and expenses of filing annual and other reports with the SEC and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                              Aggregate Net
                                                        Asset Value of Fund
Management Fee                                                       Shares
--------------------------------------------------------------------------


3/4 of 1% of the first                                $  100,000,000, plus
5/8 of 1% of the next                                 $  100,000,000, plus
1/2 of 1% of amounts over                             $  200,000,000.

Keystone's fee is computed as of the close of business each business day and payable monthly.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Directors or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.

--------------------------------------------------------------------------------

                                   CONSULTANT

--------------------------------------------------------------------------------

         Since August 1, 1995, Harbor Capital has served as a consultant to Keystone with respect to the Fund and its subsidiary pursuant to a Consultant Agreement. In accordance with the terms of the Consultant Agreement, Harbor Capital provides Keystone with monthly reports discussing the world's gold bullion markets and gold stock markets, and advice regarding economic factors and trends in the precious metals sectors. For its services under the Consultant Agreement, Harbor Capital receives from Keystone a fee at the annual rate of 0.10% of the Fund's average daily net assets.

         The Consultant Agreement shall continue in effect from year to year if the parties thereto agree. The Consultant Agreement may be terminated by either party, without penalty, on 60 days' written notice to the other party. Neither party may assign the Consultant Agreement without the consent of the other party.

--------------------------------------------------------------------------------

                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------

         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer serve as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer serve as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Independent Directors, and (2) by vote of majority of the Directors, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Directors or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and Fund data files.


--------------------------------------------------------------------------------

                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------

         BISYS, or an affiliate, provides personnel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by BISYS for which FUNB affiliates also serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                             Aggregate Average Daily Net Assets Of Mutual Funds
Sub-Administrator            Administered By BISYS For Which Any Affiliate Of
Fee                          FUNB Serves As Investment Adviser
--------------------------------------------------------------------------------
0.0100%                      on the first $7 billion
0.0075%                      on the next $3 billion
0.0050%                      on the next $15 billion
0.0040%                      on assets in excess of $25 billion



         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.


--------------------------------------------------------------------------------

                                    EXPENSES

--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by the Fund to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."


                       Percent of Fund's         Fee Paid to
                       Average Net Assets        Keystone under
                       represented by            the Advisory
Fiscal Year Ended      Keystone's Fee            Agreement
-------------------    -----------------------   -----------------------
February 28, 1997             0.69%              $1,322,411
February 29, 1996             0.69%              $1,354,605
February 28, 1995             0.68%              $1,396,523


DISTRIBUTION PLAN EXPENSES

         For the fiscal year ended February 28, 1997, the Fund paid $1,923,248 to EKD or EKIS under its Distribution Plan. For more information, see "Distribution Plan."

UNDERWRITING COMMISSIONS

         For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD or EKIS. For more information, see "Principal Underwriter" and "Sales Charges."

                                                     Aggregate Dollar Amount of
                      Aggregate Dollar Amount of     Underwriting Commissions
Fiscal Year Ended     Underwriting Commissions       Retained by EKD or EKIS
------------------    ---------------------------    --------------------------
February 28, 1997             $2,088,781                  $1,058,137
February 29, 1996             $2,102,338                  $920,700
February 28, 1995             $2,179,660                  $255,046


BROKERAGE COMMISSIONS

Fiscal Year Ended                      Brokerage Commissions Paid
-------------------------              --------------------------------------
February 28, 1997                      $477,545
February 29, 1996                      $438,893
February 28, 1995                      $523,800



--------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over the one, five and ten year periods on a hypothetical $1,000 investment which would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total returns of the Fund for the one, five and ten year periods ended February 28, 1997 were -7.89% (including CDSCs), 64.62% and 66.16%, respectively. The compounded average annual rates of return for the one, five and ten year periods ended February 28, 1997 were -7.89% (including CDSCs), 10.48% and 5.21%, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund presently does not intend to advertise current yield.

         Any given total return or current yield quotations should not be considered representative of the Fund's total return or current yield for any future period.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the SEC:

         Schedule of Investments as of February 28, 1997;

         Financial Highlights for each of the years in the ten-year period ended February 28, 1997;

         Statement of Assets and Liabilities as of February 28, 1997;

         Statement of Operations for the year ended February 28, 1997;

         Statements of Changes in Net Assets for each of the years in the two-year period ended February 28, 1997;

         Notes to Financial Statements; and

         Independent Auditors' Report dated March 31, 1997.

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

         To the best of the Fund's knowledge, as of March 31, 1997, the following was the only shareholder of record who owned 5% or more the Fund's outstanding shares:

                                                      % OF FUND
Merrill Lynch Pierce Fenner & Smith                      13.42%
For Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive East, 3rd Floor
Jacksonville, FL 32246-6484

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1.00% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon sale of the securities.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or EKD, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                                    APPENDIX


                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Ratings Group ("S&P"), PRIME-1 by Moody's Investors Service ("Moody's") or F-1 by Fitch Investors Service, Inc. ("Fitch").
These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

         Commercial  paper rated A-1 by S&P has the  following  characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.


10787

         Some obligations of U.S. government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSITS

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements. The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund currently does not intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                              OPTIONS TRANSACTIONS

     The Fund is authorized to write (i.e., sell) covered call options and to purchase call options, including purchasing call options to close out covered call options previously written. A call option obligates a writer to sell and gives a purchaser the right to buy the underlying security at the stated exercise price at any time until the stated expiration date.

         The Fund will only write call options that are covered, which means that the Fund will own the underlying security (or other securities, such as convertible securities, which are acceptable for escrow) when it writes the call option and until the Fund's obligation to sell the underlying security is

10787
extinguished by exercise or expiration of the call option or the purchase of a call option covering the same underlying security and having the same exercise price and expiration date. The Fund may write a call option on any portfolio security for which call options are available and listed on the London Stock Exchange or a national securities exchange. The Fund will receive a premium for writing a call option but will give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Fund will retain the risk of loss from a decrease in the price of the underlying security. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options which the Fund will not do) but capable of enhancing the Fund's total returns.

         The premium received by the Fund for writing a covered call option will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time as of which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange), or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction or delivery of the underlying security upon exercise of the option.

         The London Options Clearing House is the issuer of, and the obligor on, every option traded on the London Stock Exchange and will be the issuer of, and the obligor on, those covered call options written by the Fund which are traded on the London Stock Exchange. The Fund will be required to make escrow arrangements to secure its obligation to deliver to the London Options Clearing House the underlying security of each such covered call option which the Fund writes.

         The Options Clearing Corporation is the issuer of, and the obligor on, every option traded on a national securities exchange and will be the issuer of, and the obligor on, those covered call options written by the Fund which are traded on a national securities exchange. The Fund will be required to make escrow arrangements to secure its obligation to deliver to The Options Clearing Corporation the underlying security of each such covered call option which the Fund writes.

         Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. In addition, the abililty to terminate over-the-counter option positions may be more limited than in the case of exchange traded options positions. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities.

         The Fund will purchase call options to close out a covered call option it has written. When it appears that a covered call option written by the Fund is likely to be exercised, the Fund may consider it appropriate to avoid having to sell the underlying security. Or, the Fund may wish to extinguish a covered call option, which it has written in order to be free to sell the underlying security, to realize a profit on the previously written call option or to write another covered call option on the underlying security. In all such instances, the Fund can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. (The Fund may, under certain circumstances, also be able to transfer a previously written call option.) The Fund will realize a short-term capital gain if the amount paid to purchase the call option plus transaction costs is less than the premium received for writing the covered call option. The Fund will realize a short-term capital loss if the amount paid to purchase the call option plus transaction costs is greater than the premium received for writing the covered call option.

         A previously written call option can be closed out by purchasing an identical call option only in a secondary market for the call option. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary

10787
market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         If a substantial number of the call options written by the Fund are exercised, the Fund's rate of portfolio turnover may exceed historical levels. This would result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

         In the past the Fund has qualified for, and elected to receive, the special tax treatment afforded regulated investment companies under Subchapter M of the Code. Although the Fund intends to continue to qualify for such tax treatment, in order to do so it must, among other things, derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Because of this, the Fund may be restricted in the writing of call options where the underlying securities have been held less than three months, in the writing of covered call options which expire in less than three months and in effecting closing purchases with respect to options which were written less than three months earlier. As a result, the Fund may elect to forego otherwise favorable investment opportunities and may elect to avoid or delay effecting closing purchases or selling portfolio securities, with the risk that a potential loss may be increased or a potential gain may be reduced or turned into a loss.

         Under the Code, gain or loss attributable to a closing transaction and premiums received by the Fund for writing a covered call option which is not exercised may constitute short-term capital gain or loss. Under provisions of the Tax Reform Act of 1986, effective for taxable years beginning after October 22, 1986, a gain on an option transaction which qualifies as a "designated hedge" transaction under Treasury regulations may be offset by realized or unrealized losses on such designated transaction. The netting of gain against such losses could result in a reduction in gross income from options transactions for purposes of the 30 percent test.

               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market

10787
decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions that are related to currency and other financial futures contracts for the hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the U.S. are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, GNMA certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S.

10787

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                                       A-6

Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS/STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently stock index futures contracts can be purchased or sold on the S&P Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transac-tions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position

10787

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                                       A-7

would be less valuable, and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its Custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price, the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs, incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell currency or other instruments making up a financial futures index at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.


10787

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                                       A-8

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on currency or other financial futures contracts is analagous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a currency or other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.




10787

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party may be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a

10787
futures contract, the Fund will establish a segregated account in con-nection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the under-lying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS.

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

                          FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

10787

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the U.S. is regulated under the Commodity Exchange Act by the CFTC and NFA. Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the U.S. and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board - Options Exchange are traded with up to nine months maturity in Deutsche Marks, British Pound Sterling, Japanese Yen, Swiss Francs and Canadian Dollars. Options can be exercised at any time during the contract life, and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment, as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analagous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.



10787

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or the price of the foreign stock or foreign debt instruments, purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.


10787

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone difference between the U.S. and foreign nations. If the Fund sells small sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payment mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payment restrictions in recent years, or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberal-izations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain), or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through

10787
another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.





10787

                                    EXHIBIT A

                                GLOSSARY OF TERMS


         CLASS OF OPTIONS.  Options covering the same underlying security.

         CLEARING CORPORATION. The Options Clearing Corporation, TransCanada Options, Inc., The European Options Clearing Corporation B.v., or the London Options Clearing House.

         CLOSING PURCHASE TRANSACTION. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

         CLOSING SALE TRANSACTION. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or buyer by selling an option of the same series as the option previously purchased or futures contract identical to the futures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller.)

         COVERED CALL OPTION WRITER. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or if the writer holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high-grade, short-term obligations in a segregated account with the writer's broker or custodian.

         COVERED PUT OPTION WRITER. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker-dealer carrying the writer's position or if the writer holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high-grade, short-term obligations in a segregated account with the writer's broker or custodian.

         SECURITIES EXCHANGE. A securities exchange on which call and put options are traded. The U.S. Exchanges are as follows: The Chicago Board Options Exchange; American Stock Exchange; New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange; in the Netherlands, the European Options Exchange; and in the United Kingdom, the Stock Exchange (London).

         Those issuers whose common stocks have been approved by the Exchanges as underlying securities for options transactions are published in various financial publications.




10787

         COMMODITIES EXCHANGE. A commodities exchange on which futures contracts are traded which is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The
Chicago Board of Trade of the City of Chicago; Chicago Mercantile Exchange; International Monetary Market (a division of the Chicago Mercantile Exchange); the Kansas City Board of Trade; and the New York Futures Exchange.

         EXERCISE PRICE. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

         EXPIRATION DATE. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

         HEDGING. An action taken by an investor to neutralize an investment risk by taking an investment position which will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

         OPTION. Unless the context otherwise requires, the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S. Exchanges.

         OPTION PERIOD. The time during which an option may be exercised, generally from the date the option is written through its expiration date.

         PREMIUM. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

         SERIES OF OPTIONS. Options covering the same underlying security and having the same exercise price and expiration date.

         STOCK INDEX. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

         INDEX BASED FUTURES CONTACT. An index based futures contract is a bilateral agreement pursuant to which a party agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

         UNDERLYING SECURITY. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

                         KEYSTONE PRECI0US METALS HOLDINGS, INC.

                                     PART C

                               OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

Item 24 (a).      Financial Statements

The Audited Financial Statements listed below are incorporated by reference from the Registrant's Annual Report dated February 28, 1997:

Schedule of Investments               February 28, 1997

Financial Highlights                  For each of the years in the ten-year
                                      period ended February 28, 1997

Statement of Assets and Liabilities   February 28, 1997

Statement of Operations               Year ended February 28, 1997

Statements of Changes in Net Assets   For each of the years in the two-year
                                      period ended February 28, 1997

Notes to Financial Statements

Independent Auditors' Report          March 31, 1997

(24)(b)   Exhibits


 (1) (a) Restated Certificate of Incorporation (2)
     (b) Certificate of Amendment of Restated Certificate of Incorporation (2)

 (2)(a)  Registrant's By-Laws (the "By-Laws")(1)
    (b)  Registrant's Amended and Restated By-Laws (2)

 (3)     Not Applicable

 (4)(a)  Restated Certificate of Incorporation, Articles 4, 5 and 6 (2)
    (b)  Certificate of Amendment of Restated Certificate of Incorporation,
         Article 2 (2)
    (c)  Certificate of Amendment of Restated Certificate of Incorporation,
         Article 1 (2)

 (5)(a) Investment Management and Advisory Agreement between Registrant and Keystone Investment Management Company ("KIMCO")(the "Advisory Agreement")(5)

 (6)(a) Principal Underwriting Agreement between Registrant and Evergreen Keystone Distributor, Inc. ("EKD") (the "Principal
         Underwriting Agreement")(5)
    (b)  Form of Dealer Agreement used by EKD(5)

 (7)     Proposed Form of Deferred Compensation Plan (5)

 (8) Custodian, Fund Accounting and Recordkeeping Agreement, as amended, between Registrant and State Street Bank & Trust Company(2)

 (9) (a) Form of Sub-Administrator Agreement between KIMCO and BISYS Fund Services (the "Sub-administrator Agreement")(5)
     (b) Principal Underwriting Agreement with EKIS, Registrant's former principal underwriter (each a "Continuation Agreement")(5)

(10) Opinion and Consent of Counsel as to the legality of the securities registered(6)

(11)     Consent as to use of Independent Auditors' Report(5)

(12)     Not Applicable

(13)     Not Applicable

(14)     Copies of model plans used in the establishment of retirement plans(4)

(15)     Distribution Plan(5)

(16)     Performance Calculations(5)

(17)     Financial Data Schedules(5)

(18)     Not Applicable

(19)     Powers of Attorney(5)
-------------------------------
(1) Filed with Registration Statement No. 2-81691/811-2303 and incorporated by reference herein.
(2)  Filed with Post-Effective Amendment No. 19 to Registration Statement
     No. 2-81691/811-2303 and incorporated by reference herein.
(3) Filed with Post-Effective Amendment No. 21 to the Registration Statement and incorporated by reference herein.
(4) Filed with Post-Effective Amendment No. 66 to the Registration Statement No. 2-10527/811-96 as Exhibit 24(b)(14) and incorporated by reference herein.
(5)  Filed herewith.
(6) Filed with Registrant's most recent 24f-2 filing on April 28, 1997 and incorporated by reference herein.

Item 25. Persons Controlled by or Under Common Control With Registrant

         The Fund owns all of the outstanding voting securities, excluding Directors' qualifying shares, of Precious Metals (Bermuda) Ltd., a corporation organized under the laws of Bermuda.


Item 26. Number of Holders of Securities

                                                  Number of Record
         Title of Class                     Holders as of March 31, 1997
         --------------                     -------------------------------

         Common Stock,                            25,423
         $1.00 par value


Item 27. Indemnification

         Provisions for the indemnification of Registrant's Directors and officers are contained in Article XIV of Registrant's By-Laws, a copy of which was filed with Post-Effective Amendment No. 19 and is incorporated by reference herein.

         Provisions for the indemnification of EKD, Registrant's principal underwriter, are contained in Section 9 of the Principal Underwriting Agreement, a copy of a form of which is filed herewith.

         Provisions for the indemnification of EKIS are contained in Section 5 of the Continuation Agreement, a copy of which is filed herewith.

 Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of KIMCO, Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III                          the Board,                 First Union Keystone, Inc.
                                     Chief Executive            Keystone Asset Corporation
                                     Officer                  President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.


Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Senior Vice                Senior Vice President:
Godfrey                                                         First Union Keystone, Inc.
                                                              Formerly Senior Vice President,
                                                              Chief Financial Officer and Treasurer:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.


Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp                         President,                  Evergreen Keystone Service Company
                                    General Counsel             Senior Vice President and Secretary:
                                    and Secretary               Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                    Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol                      Vice President             Vice President:
                                                                First Union Keystone, Inc.
                                                              Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Controller:
                                                                Keystone Asset Corporation
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.


John Addeo                         Vice President             None

Andrew Baldassarre                 Vice President             None

Robert K. Baumbach                 Vice President             None

David Benhaim                      Vice President             None

Donald Bisson                      Vice President             None

Liu-Er Chen                        Vice President             None

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Prescott Crocker                   Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Thomas Holman                      Senior Vice                None
                                    President

Betsy Hutchings                    Senior Vice                None
                                   President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

Warren J. Isabelle                 Chief Investment           None
                                    Officer

Craig Lewis                        Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H. Parsons                 Vice President             None

Joyce W. Petkovich                 Vice President             None

Gary E. Pzegeo                     Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sonderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Walter Zagrobski                   Vice President             None


     All of the officers are located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.

ITEM 29.  PRINCIPAL UNDERWRITER

     Evergreen Keystone Distributor, Inc.
     The Director and principal executive officers are:

         Director          Michael C. Petrycki

         Officers          Robert A. Hering        President
                           Michael C. Petrycki     Vice President
                           Lawrence Wagner         VP, Chief Financial Officer
                           Steven D. Blecher       VP, Treasurer, Secretary
                           Elizabeth Q. Solazzo    Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund(formerly Evergreen Fixed Income) Evergreen U.S. Government Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund
        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Mid-Cap Growth Fund (S-3)
   Keystone Small Company Growth Fund (S-4)
   Keystone Balanced Fund II
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Fund of the Americas
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone America Hartwell Emerging Growth Fund, Inc.
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund
   Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Liquid Trust
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank & Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts 02277


Item 31. Management Services

         Not Applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 29th day of April, 1997.


                                         KEYSTONE PRECIOUS METALS HOLDINGS, INC.

                                         By: /s/ George S. Bissell
                                             -----------------------------
                                             George S. Bissell
                                             Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 1997.


/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

                                        /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ Rosemary D. Van Antwerp
-----------------------------
Rosemary d. Van Antwerp**
Attorney-in-Fact


** Rosemary D. Van Antwerp, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS



Exhibit Number             Exhibit
--------------             -------

     1  (a)   Restated Certificate of Incorporation (3)
        (b)   Certificate of Amendment of Restated Certificate of Incorporation
              (3)

     2  (a)   By-Laws(1)
        (b)   Amended and Restated By-Laws(3)

     3        Not Applicable

     4  (a)   Restated Certificate of Incorporation, Articles 4, 5 and 6 (3)
        (b)   Certificate of Amendment of Restated Certificate of Incorporation,
              Article 2 (3)
        (c)   Certificate of Amendment of Restated Certificate of Incorporation,
              Article 1 (3)

     5        Advisory Agreement(2)

     6  (a)   Principal Underwriting Agreement with EKD(2)
        (b)   Form of Dealer Agreement(2)

     7        Proposed Form of Deferred Compensation Plan (2)

     8        Custodian, Fund Accounting and
              Recordkeeping Agreement, as amended(4)

     9  (a)   Form of Sub-administrator Agreement(2)
        (b)   Continuation Agreement with EKIS(2)

    10        Opinion and Consent of Counsel(5)

    11        Independent Auditors' Consent (2)

    12        Not Applicable

    13        Not Applicable

    14        Model Retirement Plans(4)

    15        Distribution Plan (3)

    16        Performance Calculations(2)

    17        Financial Data Schedules(2)

    18        Not Applicable

    19        Powers of Attorney(2)

     ----------------------------------
     (1) Incorporated by reference herein to Registration Statement No. 2-81691/ 811-2303.
     (2) Filed herewith.
     (3) Incorporated by reference herein to Post-Effective Amendment No. 19.
     (4) Incorporated by reference herein to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.
     (5) Filed with Registrant's most recent 24f-2 filing on April 28, 1997 incorporated by reference herein.